Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 145,409,898.00
Previously Paid Amount	0.00
Total Fee Amount	20,081.11
Total Offset Amount	0.00
Net Fee	$ 20,081.11